Property, Plant and Equipment - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment charge	¥ (26,471)	¥ (15,367)	¥ (13,419)
Exploration and production [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment charge	(20,218)	(15,364)	(11,562)
Oil and gas properties [member] | Exploration and production [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment charge	¥ 19,463	¥ 13,908	¥ 11,562
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
After-tax discount rates adopted by most oil blocks	7.60%	5.90%	6.40%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
After-tax discount rates adopted by most oil blocks	15.00%	12.00%	15.40%